Non-financial Liabilities	12 Months Ended
Dec. 31, 2024
Non Financial Liabilities Disclosure [Abstract]
Non-financial Liabilities
29.	Non-financial Liabilities
Non-financial
liabilities as of December 31, 2023 and 2024 are as follows:

		2023		2024
		Current	Non-current	Current	Non-current

		In millions of won
Advance received	￦	5,204,113	288,686	3,531,207	354,218
Unearned revenue		36,716	12,108	37,062	14,910
Deferred revenue		734,825	10,814,030	776,988	12,875,577
Withholdings		259,755	2,369	271,425	2,296
Others		1,646,254	78,807	1,710,459	34,519

	￦	7,881,663	11,196,000	6,327,141	13,281,520